Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal
Current	$ 1,853	$ 907	$ 1,105
Deferred	45	689	(339)
Federal income tax	1,898	1,596	766
State
Current	334	186	200
Deferred	4	59	(31)
State income tax	338	245	169
Total income tax provision	$ 2,236	$ 1,841	$ 935